UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2006

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		July 31, 2006

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		55
Form 13F Information Table Value Total:		$471,669

List of Other Managers:

No.  13F File Number	Name

      None

                   Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS      SOLE     SHARED     NONE
Akamai Technologies   COM      00976T101        $8,660      239285 SH          SOLE      None         179830         0      59455
Allergan Inc          COM      018490102       $14,790      137887 SH          SOLE      None         103547         0      34340
Alliance Data Syste   COM      018581108       $13,915      236562 SH          SOLE      None         176785         0      59777
Ametek Inc            COM      031100100       $14,075      297062 SH          SOLE      None         230205         0      66857
Amphenol Corporatio   COM      032095101       $13,509      241396 SH          SOLE      None         179754         0      61642
Analog Devices        COM      032654105       $11,943      371598 SH          SOLE      None         268644         0     102954
BJ Services Company   COM      055482103       $10,557      283331 SH          SOLE      None         216909         0      66422
CDW Corporation       COM      12512N105        $7,382      135083 SH          SOLE      None         101211         0      33872
Capital One Financi   COM      14040H105          $250        2915 SH          SOLE      None           2870         0         45
Coach, Inc.           COM      189754104       $12,816      428617 SH          SOLE      None          311914        0     116703
Coalcorp Mining Inc   COM      190135103            $6       10000 SH          SOLE      None           10000        0          0
Colgate-Palmolive     COM      194162103          $245        4095 SH          SOLE      None            4030        0         65
Covance Inc           COM      222816100       $17,551      286682 SH          SOLE      None          209426        0      77256
CVS Corporation       COM      126650100          $215        7000 SH          SOLE      None            6890        0        110
Cytec Industries In   COM      232820100       $11,991      223463 SH          SOLE      None          163894        0      59569
Cytyc Corporation     COM      232946103       $13,454      530528 SH          SOLE      None          391307        0     139221
East West Bancorp     COM      27579R104       $13,480      355576 SH          SOLE      None          259955        0      95621
Eaton Corporation     COM      278058102          $214        2840 SH          SOLE      None            2800        0         40
Endo Pharmaceutical   COM      29264F205       $18,401      557956 SH          SOLE      None          421796        0     136160
Flextronics Interna   COM      Y2573F102       $11,506     1083413 SH          SOLE      None          780797        0     302616
Foster Wheeler New    COM      G36535139        $6,785      157063 SH          SOLE      None          117364        0      39699
General Motors Corp   COM      370442105          $262        8800 SH          SOLE      None            8670        0        130
Gen-Probe Incorpora   COM      36866T103       $16,369      303246 SH          SOLE      None          227621        0      75625
Harman Internationa   COM      413086109       $11,523      134978 SH          SOLE      None           98037        0      36941
HCC Insurance Holdi   COM      404132102       $15,555      528366 SH          SOLE      None          406562        0     121804
Healthextras Incorp   COM      422211102        $7,755      256621 SH          SOLE      None          191831        0      64790
Ingersoll-Rand Comp   COM      G4776G101          $258        6030 SH          SOLE      None            5940        0         90
Intuitive Surgical    COM      46120E602       $13,002      113065 SH          SOLE      None           81214        0      31851
Jabil Circuit Inc     COM      466313103       $10,365      404886 SH          SOLE      None          306213        0      98673
J C Penney Incorpor   COM      708160106          $237        3515 SH          SOLE      None            3455        0         60
KLA Tencor Corporat   COM      482480100       $12,445      299371 SH          SOLE      None          220155        0      79216
Leggett & Platt Inc   COM      524660107        $7,044      281972 SH          SOLE      None          210892        0      71080
Met Life              COM      59156R108          $206        4015 SH          SOLE      None            3955        0         60
Network Appliances    COM      64120L104          $211        5970 SH          SOLE      None            5880        0         90
O'Reilly Automotive   COM      686091109       $12,516      401274 SH          SOLE      None          311372        0      89902
Paid Incorporated     COM      69561N204            $5       10000 SH          SOLE      None           10000        0          0
Parker-Hannifan Cor   COM      701094104       $14,177      182689 SH          SOLE      None          137096        0      45593
Pharmaceutical Prod   COM      717124101       $13,576      386557 SH          SOLE      None          278826        0     107731
Pride International   COM      74153Q102       $12,235      391777 SH          SOLE      None          303294        0      88483
Quest Diagnostics I   COM      74834L100          $222        3700 SH          SOLE      None            3650        0         50
Regions Financial C   COM      7591EP100          $245        7390 SH          SOLE      None            7280        0        110
Respironics Inc       COM      761230101        $9,077      265258 SH          SOLE      None          192611        0      72647
Ross Stores Inc       COM      778296103       $12,580      448472 SH          SOLE      None          323500        0     124972
Supergen Inc          COM      868059106          $605      166600 SH          SOLE      None          166600        0          0
Superior Energy Ser   COM      868157108       $19,127      564213 SH          SOLE      None          432000        0     132213
SVB Financial Group   COM      78486Q101       $14,070      309507 SH          SOLE      None          231789        0      77718
T Rowe Price Group    COM      74144T108       $13,842      366091 SH          SOLE      None          274505               91586
Tech Data Corporati   COM      878237106       $15,402      402031 SH          SOLE      None          301739        0     100292
Textron Inc           COM      883203101          $225        2440 SH          SOLE      None            2400        0         40
TJX Companies Incor   COM      872540109          $209        9140 SH          SOLE      None            9000        0        140
Transocean Incorpor   COM      G90078109          $214        2660 SH          SOLE      None            2620        0         40
Varian Inc            COM      922206107       $12,447      299867 SH          SOLE      None          217023        0      82844
Varian Medical Syst   COM      92220P105        $7,321      154617 SH          SOLE      None          115538        0      39079
Wal_Mart Stores Inc   COM      931142103          $200        4158 SH          SOLE      None            4158        0          0
Weatherford Interna   COM      G95089101       $16,397      330457 SH          SOLE      None          256886        0      73571
TOTAL PORTFOLIO                               $471,669    12652085 SHS                                9492240        0    3159845